Summary of significant accounting policies (Details Narrative)					1 Months Ended	6 Months Ended			12 Months Ended
	Apr. 13, 2026 SGD ($) shares	Apr. 07, 2026 shares	Sep. 02, 2025 USD ($) shares	Sep. 02, 2025 SGD ($) $ / shares shares	Dec. 31, 2025 $ / shares shares	Jun. 30, 2026 USD ($) Segment $ / shares shares	Jun. 30, 2026 SGD ($) Segment	Jun. 30, 2025 SGD ($)	Dec. 31, 2025 USD ($) $ / shares	Jun. 30, 2026 SGD ($) shares	Dec. 31, 2025 SGD ($) $ / shares
Product Information [Line Items]
Net loss						$ 10,371,000	$ 13,421,000	$ 4,812,000
Cash flow from operating activities						2,127,000	2,752,000	2,106,000
Working capital						37,684,000				$ 48,769,000
Cash and cash equivalents						$ 2,192,000				2,837,000	$ 5,002,000
Value of shares for sale							100,000,000
Ordinary shares, par value | $ / shares | $ / shares					$ 0.0002	$ 0.0002			$ 0.0002
Gross proceeds from offering							$ 96,400,000
Foreign currency exchange rate description						SGD1.00 = USD0.7727	SGD1.00 = USD0.7727
Impairment of goodwill							$ 0	0
Number of operating segments | Segment						1	1
Number of reportable segments | Segment						1	1
Concentration credit risk refundable deposit						$ 39,300,000				$ 50,861,000
Provident fund							$ 86,000	$ 109,000	$ 66,000
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer [Member]
Product Information [Line Items]
Concentration risk percentage						10.00%	10.00%	10.00%
Minimum [Member]
Product Information [Line Items]
Intangible asset useful life						3 years				3 years
Maximum [Member]
Product Information [Line Items]
Intangible asset useful life						5 years				5 years
Common Class A [Member]
Product Information [Line Items]
Value of shares for sale				$ 100,000,000
Ordinary shares, par value | $ / shares | $ / shares				$ 0.0002
Value of shares for sale | shares			6,422,000	6,422,000	5,556,000
Ordinary shares price per share | $ / shares				$ 0.25							$ 0.36
Gross proceeds from offering	$ 14,900,000		$ 3,600,000
Value of shares issued | shares	37,250,000	605,000
Warrant shares | shares						2,150,230				2,150,230
Gross proceeds from issuance of warrants							$ 1,800,000